Average Annual Total Returns - Cohen & Steers Real Estate Securities Fund	May 01, 2021
LinkedBenchmark [Member]
Average Annual Return:
1 Year	(5.12%)
5 Years	5.71%
10 Years	8.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	(6.42%)
5 Years	6.35%
10 Years	9.61%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(7.71%)
5 Years	4.83%
10 Years	7.52%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.38%)
5 Years	4.44%
10 Years	6.99%
Class C
Average Annual Return:
1 Year	(3.57%)
5 Years	6.64%
10 Years	9.40%
Class I
Average Annual Return:
1 Year	(1.75%)
5 Years	7.62%
10 Years	10.42%
Class R
Average Annual Return:
1 Year	(2.18%)
5 Years	7.18%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class Z
Average Annual Return:
1 Year	(1.66%)
5 Years	7.70%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class F
Average Annual Return:
1 Year	(1.66%)
5 Years		[2]
10 Years		[2]
Inception Date	Apr. 03, 2017

[1]	The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2020, Class R shares and Class Z shares had a return before taxes of 9.42% and 9.95%, respectively.
[2]	The inception date for Class F shares is April 3, 2017. Since inception and through December 31, 2020, Class F shares had a return before taxes of 7.62%.